Third Quarter Report
July 31, 2023 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 0.3%
JPMorgan Chase Putters/Drivers Trust(a),(b),(c),(d)
Tax-Exempt Preferred
Series 2020-5033 (JPMorgan Chase Bank)
11/16/2024	5.200%	5,000,000	5,000,000
New York 0.2%
New York City Municipal Water Finance Authority(c),(d)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	4.650%	500,000	500,000
New York City Transitional Finance Authority(c),(d)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	4.650%	550,000	550,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	4.650%	2,000,000	2,000,000
Total			3,050,000
Total Floating Rate Notes (Cost $8,050,000)			8,050,000

Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.4%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	11,500,000	11,429,673
Black Belt Energy Gas District(e)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	4.387%	4,000,000	3,997,921
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,433,840
09/01/2037	5.000%	2,030,000	2,100,622
09/01/2041	5.000%	1,020,000	1,046,761
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,418,281
Total			23,427,098
Alaska 0.2%
Alaska Housing Finance Corp.
Prerefunded 12/01/24 Revenue Bonds
State Capital Project Bonds II
Series 2014
12/01/2028	5.000%	2,500,000	2,559,093
06/01/2029	5.000%	1,000,000	1,023,638
Total			3,582,731
Arizona 2.2%
Arizona Industrial Development Authority(a)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,191,845
03/01/2042	5.000%	1,000,000	913,944
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	535,000	508,117
07/15/2040	4.000%	925,000	770,562
07/15/2050	4.000%	1,600,000	1,200,930
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	995,000	934,512
07/15/2049	5.000%	3,350,000	3,090,807
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	485,000	450,499
12/15/2039	5.000%	400,000	377,746
12/15/2049	5.000%	700,000	618,767
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,770,725
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,515,419
Industrial Development Authority of the City of Phoenix (The)(a)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,013,582
2	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,828,123
02/15/2046	5.000%	1,000,000	971,086
Series 2018
02/15/2048	5.000%	1,185,000	1,141,565
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,240,352
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	761,578
Maricopa County Industrial Development Authority(a)
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	950,432
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,140,924
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2043	5.000%	3,000,000	3,349,856
Total			36,741,371
Arkansas 0.1%
University of Arkansas
Prerefunded 11/01/24 Revenue Bonds
Various Facilities - Fayetteville Campus
Series 2015
11/01/2030	5.000%	1,000,000	1,020,812
California 12.0%
Alvord Unified School District(f)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,276,971
Bay Area Toll Authority(e)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	5.230%	5,000,000	5,017,504
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Burbank Unified School District(f)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Convertible
Series 2015A
08/01/2031	0.000%	1,325,000	1,362,205
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,035,159
04/01/2029	5.000%	1,650,000	1,707,169
04/01/2030	5.000%	1,700,000	1,757,108
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,229,185
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,012,761
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,527,934
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,859,020
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	5.000%	1,500,000	1,535,758
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,563,092
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	1,910,000	1,929,144
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	444,279

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2013I
11/01/2028	5.250%	9,225,000	9,264,854
11/01/2029	5.000%	5,000,000	5,018,937
11/01/2031	5.500%	2,930,000	2,944,292
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	15,629,160
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,116,813
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,073,172
Series 2017
05/15/2033	5.000%	1,350,000	1,404,134
05/15/2034	5.000%	1,000,000	1,037,243
05/15/2035	5.000%	2,200,000	2,272,548
City of Los Angeles Department of Airports(b)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2039	5.250%	2,000,000	2,218,386
05/15/2040	5.250%	1,320,000	1,457,613
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	2,060,000	2,243,744
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,509,098
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,006,487
11/15/2031	5.000%	1,000,000	1,050,508
11/15/2032	5.000%	1,610,000	1,690,794
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	974,174
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,579,874
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Escondido Union High School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	367,428
Escondido Union High School District(g)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,315,978
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	1,700,000	1,759,945
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,447,478
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,083,878
06/01/2029	5.000%	1,000,000	1,083,878
Hartnell Community College District(f)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,641,018
Lakeside Union School District/Kern County(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,442
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,174,619
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,826,578
Mount Diablo Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	5.750%	2,125,000	2,242,185
M-S-R Energy Authority
Revenue Bonds
Series 2009A
11/01/2039	6.500%	4,940,000	6,020,407

4	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,734,698
Norman Y. Mineta San Jose International Airport(b)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,026,237
Pasadena Public Financing Authority(f)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,642,299
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	1,980,000	2,101,633
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	21,060,939
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	245,174
12/01/2028	5.000%	425,000	443,681
12/01/2030	5.000%	1,000,000	1,043,180
12/01/2031	5.000%	2,000,000	2,082,632
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	13,981,364
San Joaquin Hills Transportation Corridor Agency(f)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	21,440,178
San Jose Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,313,777
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,570,643
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,038,355
09/01/2033	5.000%	1,250,000	1,295,969
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	730,000	741,499
WateReuse Finance Authority
Refunding Revenue Bonds
Vallejo Sanitation and Flood
Series 2014 (BAM)
05/01/2036	5.500%	2,635,000	2,671,514
Westminster School District(f)
Prerefunded 08/01/23 Unlimited General Obligation Bonds
Election of 2008
Series 2013 (BAM)
08/01/2048	0.000%	7,045,000	1,261,407
Total			200,412,133
Colorado 3.0%
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,274,811
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,210,679
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,295,299
Series 2022D
11/15/2039	5.750%	2,250,000	2,587,326
System
Subordinated Series 2018A
12/01/2048	5.000%	3,000,000	3,066,252
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,148,876
06/01/2047	5.000%	1,000,000	1,074,438
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,854,847
08/01/2049	4.000%	2,265,000	2,061,127

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Covenant Retirement Communities
Series 2015
12/01/2023	5.000%	215,000	215,160
12/01/2026	5.000%	1,860,000	1,871,345
12/01/2028	5.000%	1,000,000	1,006,875
12/01/2030	5.000%	1,400,000	1,411,000
Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	904,172
09/01/2050	4.000%	1,500,000	1,318,288
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,550,433
E-470 Public Highway Authority(e)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.901%	2,000,000	1,993,929
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	1,946,557
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,537,104
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,014,934
Total			49,343,452
Connecticut 1.3%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,081,417
State of Connecticut
Revenue Bonds
Special Tax Obligation
Series 2020
05/01/2040	5.000%	2,130,000	2,326,554
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,262,873
Series 2017A
04/15/2034	5.000%	3,000,000	3,217,887
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
04/15/2036	5.000%	2,200,000	2,407,398
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,255,398
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,086,133
Series 2017A
01/15/2033	5.000%	4,000,000	4,240,177
Series 2019A
11/01/2036	5.000%	1,485,000	1,606,189
Total			21,484,026
Delaware 0.2%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,724,016
District of Columbia 3.4%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,115,045
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,886,171
06/01/2046	5.000%	1,385,000	1,385,282
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,019,492
Unlimited General Obligation Bonds
Series 2023A
01/01/2039	5.000%	1,000,000	1,141,226
Metropolitan Washington Airports Authority(b)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,280,629
Series 2023A
10/01/2039	5.250%	1,400,000	1,544,778
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,000,000	2,829,207

6	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road(f)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	20,089,848
10/01/2025	0.000%	7,500,000	6,931,730
10/01/2026	0.000%	5,000,000	4,470,925
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,613,789
Total			56,308,122
Florida 5.0%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	3,896,650
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,483,455
Series 2018A
11/15/2043	5.000%	1,085,000	957,415
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,410,323
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,393,656
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	408,859
County of Broward Airport System(b)
Revenue Bonds
Series 2015A
10/01/2026	5.000%	750,000	771,061
10/01/2031	5.000%	1,000,000	1,025,640
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2025	5.000%	800,000	812,207
10/01/2032	5.000%	6,620,000	6,711,671
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(b)
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	942,626
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,231,079
County of Miami-Dade Seaport Department(b)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,181,648
County of Miami-Dade Water & Sewer System
Revenue Bonds
Series 2017A
10/01/2033	5.000%	2,000,000	2,056,656
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,150,491
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	894,444
Emerald Coast Utilities Authority
Refunding Revenue Bonds
Utility System
Series 2015 (BAM)
01/01/2032	5.000%	1,445,000	1,473,649
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,583,344
06/01/2027	5.000%	1,295,000	1,348,618
Hillsborough County Aviation Authority
Prerefunded 10/01/24 Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,632,764
10/01/2032	5.000%	2,300,000	2,347,098
Miami-Dade County Educational Facilities Authority
Refunding Revenue Bonds
University of Miami
Series 2015A
04/01/2031	5.000%	2,000,000	2,050,857
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,189,322
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,086,908

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County School Board
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,293,747
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,171,533
05/15/2037	5.000%	2,500,000	2,097,259
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	4,771,323
08/01/2027	5.000%	2,500,000	2,580,906
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	590,000	588,316
01/01/2039	5.000%	300,000	279,801
01/01/2049	5.000%	1,000,000	859,930
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	727,563
01/01/2031	5.000%	935,000	900,746
01/01/2032	5.000%	1,100,000	1,051,876
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,182,045
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,558,003
Southeast Overtown Park West Community Redevelopment Agency(a)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	2,942,920
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	395,720
12/15/2046	4.000%	500,000	373,133
12/15/2050	4.000%	500,000	360,556
Sterling Hill Community Development District(h)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,786	70,271
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	6,148,585
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,546,921
Total			83,941,595
Georgia 3.1%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Subordinated Series 2014
01/01/2031	5.000%	1,000,000	1,006,662
01/01/2033	5.000%	1,000,000	1,006,594
01/01/2034	5.000%	1,000,000	1,006,500
General - Subordinated Lien
Series 2014
01/01/2032	5.000%	4,500,000	4,529,916
City of Atlanta Water & Wastewater
Revenue Bonds
Series 2018B
11/01/2043	5.000%	3,000,000	3,159,942
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	3,708,485
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	410,000	384,767
03/01/2037	5.000%	2,500,000	2,030,143
03/01/2052	5.125%	2,925,000	2,106,206
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,094,767
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,578,020
02/15/2042	5.000%	3,000,000	3,082,117
Series 2020
02/15/2040	4.000%	7,000,000	6,830,809

8	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia State Road & Tollway Authority(a),(f)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2034	0.000%	3,750,000	1,971,538
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	210,000	204,194
Main Street Natural Gas, Inc.(e)
Revenue Bonds
Series 2018D (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.830% 08/01/2048	4.317%	500,000	500,328
Series 2018E (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.570% 08/01/2048	4.550%	10,000,000	9,991,807
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,838,757
05/15/2031	5.000%	4,000,000	4,125,035
Total			52,156,587
Guam 0.1%
Territory of Guam(i)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,345,481
12/01/2033	5.000%	1,000,000	1,025,842
Total			2,371,323
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	1,777,300
Illinois 17.3%
Bureau County Township High School District No. 502
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2013A (BAM)
10/01/2043	6.625%	3,400,000	3,436,543
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,580,690
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
04/01/2042	5.000%	1,500,000	1,525,915
04/01/2046	5.000%	1,250,000	1,265,097
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,645,282
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,185,597
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,080,090
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,384,191
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,261,751
Series 2018A
01/01/2038	5.000%	4,250,000	4,436,975
01/01/2039	5.000%	1,250,000	1,301,217
Series 2022
01/01/2038	5.000%	1,000,000	1,064,547
01/01/2039	5.000%	1,215,000	1,287,982
01/01/2040	5.000%	1,770,000	1,868,896
Series 2015A
01/01/2026	5.000%	1,500,000	1,511,053
01/01/2031	5.000%	1,000,000	1,012,842
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,017,591
Limited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/2028	5.000%	2,500,000	2,513,581
Series 2016B
01/01/2031	5.000%	1,790,000	1,845,143
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,068,123

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,746,108
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,615,448
Series 2019A
01/01/2040	5.000%	6,500,000	6,693,387
01/01/2044	5.000%	11,750,000	11,987,881
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,345,262
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,076,943
01/01/2035	5.000%	3,310,000	3,428,628
Series 2015C
01/01/2031	5.000%	3,715,000	3,774,469
01/01/2039	5.000%	500,000	504,415
Series 2017B
01/01/2033	5.000%	2,500,000	2,604,053
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,063,706
11/01/2027	5.000%	3,750,000	3,914,398
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,039,169
11/01/2029	5.000%	1,000,000	1,043,274
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,041,697
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2028	5.000%	1,000,000	1,016,732
03/01/2029	5.000%	1,000,000	1,019,503
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cook County Community Consolidated School District No. 65 Evanston(f)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	248,994
12/01/2029	0.000%	400,000	301,046
12/01/2030	0.000%	1,130,000	810,329
12/01/2031	0.000%	1,500,000	1,020,544
Cook County School District No. 144 Prairie Hills(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,306,961
12/01/2029	0.000%	2,580,000	2,023,776
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,482,313
Cook County Township High School District No. 220 Reavis
Prerefunded 12/01/23 Limited General Obligation Bonds
School
Series 2013
12/01/2030	6.000%	1,000,000	1,008,483
Series 2013 (BAM)
12/01/2031	6.000%	2,035,000	2,052,262
12/01/2032	6.000%	2,160,000	2,178,322
06/01/2033	6.000%	2,235,000	2,253,958
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2013B (BAM)
11/15/2023	5.000%	1,000,000	1,004,441
Series 2016A
11/15/2028	5.000%	3,150,000	3,306,271
11/15/2031	5.000%	2,750,000	2,884,680
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,626,204
11/15/2036	5.250%	3,000,000	3,186,460
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,010,160
12/01/2047	5.000%	1,000,000	977,275
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,129,890

10	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,405,697
Prerefunded 05/15/25 Revenue Bonds
Plymouth Place
Series 2015
05/15/2030	5.000%	1,000,000	1,031,233
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,033,736
11/15/2027	5.000%	500,000	517,060
Plymouth Place
Series 2015 Escrowed to Maturity
05/15/2025	5.000%	430,000	438,570
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,244,924
Series 2018A
05/15/2043	5.000%	5,000,000	5,075,537
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,280,748
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	12,389,129
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	8,096,557
Series 2019A
01/01/2031	5.000%	500,000	551,096
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	9,855,942
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,116,371
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	1,805,726
01/01/2033	5.000%	2,000,000	2,006,198
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Unlimited General Obligation Refunding Bonds
Series 2015
01/01/2024	5.000%	1,000,000	1,006,141
01/01/2026	5.000%	4,000,000	4,067,681
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 1996A (NPFGC)
06/15/2024	0.000%	1,000,000	965,176
Revenue Bonds
McCormick Place Expansion
Series 2002A (NPFGC)
12/15/2023	0.000%	835,000	822,404
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,383,620
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,070,732
01/01/2030	5.000%	1,450,000	1,551,010
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,202,238
Series 2018A
01/01/2031	5.000%	2,000,000	2,135,683
Series 2018C
01/01/2043	5.250%	5,000,000	5,243,639
South Suburban College Community School District No. 510(f)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	909,806
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,841,855
10/15/2032	5.000%	1,335,000	1,380,529
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,228,185
Unlimited General Obligation Bonds
Series 2014
02/01/2031	5.250%	5,000,000	5,040,535
Series 2016
06/01/2026	5.000%	5,000,000	5,209,654
11/01/2030	5.000%	1,000,000	1,044,026
Series 2019B
11/01/2034	4.000%	5,000,000	5,060,548

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
05/01/2039	5.500%	4,000,000	4,371,752
05/01/2045	5.750%	2,000,000	2,185,741
Series 2020C
05/01/2030	5.500%	1,500,000	1,675,924
Series 2021A
03/01/2038	4.000%	3,000,000	2,951,277
Series 2023B
05/01/2040	5.250%	1,690,000	1,830,744
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,254,499
Series 2018A
10/01/2029	5.000%	2,400,000	2,589,246
Series 2018B
10/01/2027	5.000%	2,300,000	2,443,561
10/01/2029	5.000%	5,000,000	5,394,261
Will County School District No. 114 Manhattan(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005 (NPFGC)
12/01/2023	0.000%	1,285,000	1,267,194
Will Grundy Etc. Counties Community College District No. 525
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Alternative Revenue Source
Series 2013
06/01/2036	5.250%	3,400,000	3,421,906
Total			288,418,639
Indiana 0.6%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,426,574
City of Rockport
Refunding Revenue Bonds
Power Company Project
Series 2018A
06/01/2025	3.050%	2,100,000	2,065,643
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,349,599
Series 2018
11/15/2038	5.000%	2,000,000	1,901,315
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,833,062
11/01/2030	3.000%	1,000,000	916,531
Total			10,492,724
Iowa 0.5%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2016
05/15/2036	5.000%	4,065,000	3,461,679
Series 2018A
05/15/2043	5.000%	1,000,000	780,268
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,057,773
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,054,950
Total			8,354,670
Kentucky 1.4%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,600,021
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,092,748
Kentucky Public Energy Authority(e)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	4.607%	7,000,000	6,999,502
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,351,719
10/01/2031	5.000%	3,500,000	3,639,517
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,100,259
10/01/2028	5.000%	1,850,000	1,942,171
Total			23,725,937

12	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 0.4%
City of Bossier City Utilities
Prerefunded 10/01/24 Revenue Bonds
Series 2014
10/01/2031	5.000%	1,160,000	1,184,422
City of Shreveport Water & Sewer
Refunding Revenue Bonds
Series 2014A (BAM)
12/01/2025	4.000%	2,210,000	2,234,481
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,500,000	2,555,207
Total			5,974,110
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,632,059
Maryland 1.0%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	3,964,199
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	500,000	468,815
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,328,552
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,596,346
Total			16,357,912
Massachusetts 3.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	870,000	988,168
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
01/01/2035	5.000%	10,000,000	10,873,369
Series 2019A
01/01/2037	5.000%	850,000	928,365
01/01/2039	5.000%	3,960,000	4,281,668
Massachusetts Bay Transportation Authority(f)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,826,656
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,661,388
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,039,127
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,404,843
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,579,104
08/15/2032	5.000%	4,120,000	4,266,063
08/15/2033	5.000%	3,000,000	3,103,990
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,446,802
10/01/2035	5.000%	2,000,000	2,036,086
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,323,880
10/01/2036	5.000%	4,600,000	4,629,091
Massachusetts Development Finance Agency(a)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,813,066
10/01/2037	5.000%	500,000	478,431
10/01/2047	5.000%	500,000	448,916
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,009,354

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Port Authority(b)
Refunding Revenue Bonds
Series 2019A
07/01/2040	5.000%	4,000,000	4,188,467
Total			55,326,834
Michigan 3.1%
Fraser Public School District
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	1,700,000	1,753,433
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	4,033,848
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2028	4.000%	1,380,000	1,404,496
11/01/2029	4.000%	940,000	956,858
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,022,651
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2029	5.000%	950,000	974,659
07/01/2032	5.000%	1,500,000	1,537,538
07/01/2034	5.000%	500,000	511,396
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	808,783
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,353,931
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2026	5.000%	175,000	179,151
07/01/2027	5.000%	600,000	614,345
07/01/2033	5.000%	5,000,000	5,114,891
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,853,337
Senior Lien - Great Lakes Water Authority
Series 2014 (AGM)
07/01/2029	5.000%	1,500,000	1,516,739
07/01/2030	5.000%	1,500,000	1,517,683
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,012,599
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan State University
Refunding Revenue Bonds
Series 2023A
08/15/2040	5.000%	5,550,000	6,280,482
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,426,682
Royal Oak Hospital Finance Authority
Prerefunded 03/01/24 Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,110,470
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Series 2015F
12/01/2026	5.000%	3,000,000	3,091,930
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,424,935
Series 2015D
12/01/2030	5.000%	1,250,000	1,299,397
Total			51,800,234
Minnesota 1.0%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,837,122
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,023,066
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,508,950
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,101,303
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	6,553,645

14	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Watertown-Mayer Independent School District No. 111(f)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	1,938,175
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	954,929
Total			16,917,190
Mississippi 0.8%
Mississippi Business Finance Corp.
Refunding Revenue Bonds
Pollution Control Project
Series 2019
09/01/2028	3.200%	4,000,000	3,927,094
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,440,375
01/01/2040	4.000%	1,100,000	1,043,461
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,615,762
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,592,558
Total			13,619,250
Missouri 1.3%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,902,990
02/15/2049	4.000%	2,500,000	2,330,443
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,391,541
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,124,542
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	2,050,821
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	970,527
08/15/2051	5.000%	2,405,000	1,851,258
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,050,017
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	836,048
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	625,000	624,549
Total			22,132,736
Nebraska 1.2%
Nebraska Public Power District
General Refunding Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,625,981
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	12,095,309
Total			19,721,290
Nevada 0.9%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,049,510
09/01/2033	5.000%	1,000,000	1,048,460
County of Clark
Revenue Bonds
Series 2023
07/01/2039	5.000%	5,000,000	5,602,849

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,196,035
System - Lien
Subordinated Series 2014 (AGM)
07/01/2029	5.000%	1,200,000	1,218,879
07/01/2030	5.000%	1,000,000	1,015,981
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	465,000	450,700
Total			14,582,414
New Jersey 3.4%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,703,382
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,355,661
New Jersey Transportation Trust Fund Authority(f)
Capital Appreciation Revenue Bonds
Transportation System
Series 2006C (AGM)
12/15/2029	0.000%	3,060,000	2,440,723
Revenue Bonds
Capital Appreciation - Transportation System
Series 2006C
12/15/2024	0.000%	440,000	418,718
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,049,515
06/15/2031	5.000%	1,000,000	1,048,359
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,617,360
Series 2019
12/15/2033	5.000%	3,000,000	3,292,344
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,009,009
06/15/2044	4.000%	2,500,000	2,437,718
06/15/2050	4.000%	3,500,000	3,309,951
Series 2020AA
06/15/2038	4.000%	1,000,000	998,270
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,728,381
Transportation System
Series 2010D
12/15/2023	5.250%	240,000	241,479
Series 2014D
06/15/2032	5.000%	5,000,000	5,116,436
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,631,178
Series 2017G
01/01/2035	5.000%	6,000,000	6,503,296
Revenue Bonds
Series 2015E
01/01/2031	5.000%	500,000	512,236
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,964,077
06/01/2032	5.000%	2,000,000	2,152,519
06/01/2033	5.000%	1,500,000	1,612,243
06/01/2034	5.000%	2,000,000	2,145,530
06/01/2046	5.250%	2,440,000	2,531,369
Total			55,819,754
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,149,423
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	2,205,000	2,310,479
Total			3,459,902
New York 5.0%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,022,352
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,251,850
08/01/2047	5.000%	1,000,000	913,942

16	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,301,657
03/01/2035	5.250%	2,500,000	2,742,565
03/01/2037	5.000%	1,120,000	1,201,942
Subordinated Series 2023E-1
04/01/2043	5.250%	6,000,000	6,805,572
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,307,485
Long Island Power Authority Electric System(e)
Refunding Revenue Bonds
Series 2014 (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	4.393%	1,350,000	1,349,943
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,925,223
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,388,185
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
0.7 x SOFR + 0.550% 11/01/2032	4.101%	2,250,000	2,251,125
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2015C
11/01/2026	5.000%	1,000,000	1,031,431
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,212,656
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,225,320
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	6,018,793
New York State Dormitory Authority(a)
Refunding Revenue Bonds
Garnet Health Medical Center
Series 2017
12/01/2035	5.000%	500,000	500,559
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	500,000	494,121
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,525,062
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	10,119,162
Series 2018A
03/15/2037	5.250%	1,695,000	1,861,856
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,278,720
10/01/2045	4.375%	1,500,000	1,451,299
LaGuardia Airport Terminal B
Series 2016 (AGM)
07/01/2032	4.000%	2,500,000	2,502,923
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,162,991
Series 2023-238
07/15/2038	5.000%	4,300,000	4,688,761
Triborough Bridge & Tunnel Authority(e)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	3.931%	1,960,000	1,949,354
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,132,622
Revenue Bonds
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2040	5.000%	875,000	983,370
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,028,318
06/01/2041	5.000%	1,000,000	1,017,704
Total			83,646,863

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.3%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,293,565
North Carolina Medical Care Commission
Prerefunded 10/01/23 Revenue Bonds
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,135,634
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	970,762
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,844,210
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	536,225
10/01/2045	5.000%	1,500,000	1,466,483
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,068,632
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,553,419
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,168,157
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,225,823
04/01/2036	4.000%	1,000,000	1,016,299
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,077,609
Total			21,356,818
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 0.7%
Cleveland Department of Public Utilities Division of Water
Prerefunded 01/01/24 Revenue Bonds
Series 2015Y
01/01/2029	4.000%	1,000,000	1,003,058
01/01/2030	4.000%	1,000,000	1,003,058
County of Franklin
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,002,121
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,275,967
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,155,828
03/01/2038	5.000%	1,500,000	1,716,542
03/01/2039	5.000%	2,000,000	2,277,890
Total			11,434,464
Oklahoma 0.3%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,006,621
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,759,184
11/15/2045	5.250%	250,000	243,258
Total			5,009,063
Oregon 0.6%
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
09/30/2034	5.125%	1,000,000	1,021,317
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,822,956

18	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,289,695
11/15/2039	5.000%	2,145,000	2,444,357
Total			10,578,325
Pennsylvania 3.7%
Berks County Industrial Development Authority
Prerefunded 05/15/25 Revenue Bonds
Highlands at Wyomissing
Series 2018
05/14/2038	5.000%	255,000	267,328
05/14/2043	5.000%	350,000	366,921
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,058,200
05/15/2047	5.000%	1,630,000	1,468,556
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,538,549
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,244,895
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,615,661
06/01/2032	5.000%	1,000,000	1,073,716
06/01/2033	5.000%	1,250,000	1,341,024
06/01/2034	5.000%	1,000,000	1,072,031
06/01/2035	5.000%	1,000,000	1,068,453
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	750,000	767,685
01/01/2028	5.000%	1,175,000	1,202,707
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2027	5.000%	1,440,000	1,451,074
01/01/2028	5.000%	2,170,000	2,185,209
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,426,677
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,199,788
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,578,598
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	874,260
Lancaster County Solid Waste Management Authority
Prerefunded 12/15/23 Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,121,796
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	950,691
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,310,524
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	978,975
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	3,904,789
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	6,361,833
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	2,998,883
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,322,820
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,700,530

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,128,470
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,639,713
Total			61,220,356
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,345,355
South Carolina 2.9%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,610,000	3,675,145
11/01/2032	5.000%	5,000,000	5,080,137
Patriots Energy Group Financing Agency
Revenue Bonds
Series 2018A (Mandatory Put 02/01/24)
10/01/2048	4.000%	2,500,000	2,502,097
Patriots Energy Group Financing Agency(e)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	4.347%	8,000,000	7,992,628
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	613,993
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	1,828,479
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,270,528
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,356,933
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	979,789
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	285,000	276,596
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,182,418
Series 2016A
12/01/2030	5.000%	4,000,000	4,137,867
Series 2016B
12/01/2032	5.000%	3,265,000	3,389,476
Total			48,286,086
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,794,219
09/01/2030	5.000%	2,250,000	2,372,344
Total			4,166,563
Tennessee 1.0%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,020,895
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,915,212
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,048,240
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2021 (Mandatory Put 11/01/31)
05/01/2052	5.000%	9,000,000	9,327,012
Total			17,311,359
Texas 9.3%
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,267,159
08/01/2040	5.000%	3,000,000	3,385,723

20	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	951,732
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,082,972
02/15/2038	5.000%	1,250,000	1,320,732
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,603,898
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	1,000,000	940,610
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2031	5.000%	7,500,000	7,592,719
08/15/2032	5.000%	6,000,000	6,073,163
08/15/2034	5.000%	10,240,000	10,359,079
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,046,772
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2023
11/15/2040	5.000%	5,000,000	5,581,478
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,036,829
Refunding Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2026	5.000%	1,000,000	1,034,963
09/01/2027	5.000%	600,000	621,905
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,824,050
City of Houston
Refunding Revenue Bonds
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,012,654
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
09/01/2027	5.000%	1,215,000	1,231,147
09/01/2029	5.000%	1,500,000	1,519,617
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,502,474
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,699,693
City of Houston Airport System(b)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2040	5.250%	3,780,000	4,145,873
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	10,000,000	10,504,727
City of Houston Hotel Occupancy Tax
Refunding Revenue Bonds
Convention & Entertainment Facilities Department
Series 2015
09/01/2026	5.000%	250,000	253,111
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,563,371
County of Bexar
Prerefunded 08/15/24 Revenue Bonds
Venue Project
Series 2015 (AGM)
08/15/2031	5.000%	1,280,000	1,301,819
Crane County Water District
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2030	5.000%	1,000,000	1,022,730
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Joint
Series 2013D
11/01/2033	5.000%	2,000,000	2,007,457
Series 2013F
11/01/2033	5.250%	1,200,000	1,205,203
Grand Parkway Transportation Corp.(g)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	5.050%	1,000,000	1,090,411

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancaster Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (BAM)
02/15/2029	4.000%	3,000,000	3,037,678
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2015D
05/15/2026	5.000%	695,000	713,807
05/15/2027	5.000%	1,355,000	1,393,717
New Hope Cultural Education Facilities Finance Corp.(h)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	1,541,250
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015A
07/01/2030	5.000%	7,800,000	7,059,000
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,056,992
01/01/2048	5.000%	5,000,000	5,172,133
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	17,114,600
Series 2015B
01/01/2027	5.000%	2,090,000	2,132,118
System-2nd Tier
Series 2014
01/01/2031	5.000%	1,415,000	1,424,777
North Texas Tollway Authority(f)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	6,464,897
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,584,024
Port Beaumont Navigation District(a),(b)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,197,338
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2036	2.750%	1,275,000	905,072
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	4,250,772
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,182,907
11/15/2046	5.000%	1,250,000	1,231,381
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	1,970,209
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	273,811
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,220,285
Waco Independent School District
Prerefunded 08/15/24 Unlimited General Obligation Bonds
Series 2015
08/15/2028	4.000%	1,000,000	1,005,930
08/15/2029	4.000%	2,380,000	2,394,114
Total			155,110,883
Utah 0.3%
City of Salt Lake City Airport(b),(j)
Revenue Bonds
Series 2023A
07/01/2038	5.250%	1,450,000	1,611,488
Intermountain Power Agency(j)
Revenue Bonds
Series 2023A
07/01/2037	5.000%	1,000,000	1,133,936
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,063,216
07/01/2033	5.000%	1,000,000	1,060,999
Total			4,869,639
Vermont 0.6%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,408,855

22	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(i)
Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,355,333
Series 2015
09/01/2033	5.000%	1,000,000	1,017,770
Total			3,373,103
Virginia 0.2%
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,024,694
Henrico County Economic Development Authority(k)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	3.692%	50,000	50,000
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,475,206
Total			2,549,900
Washington 1.6%
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2023
07/01/2039	5.000%	4,000,000	4,535,948
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,434,426
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,177,304
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,080,000	2,070,502
12/01/2030	5.750%	2,820,000	2,877,932
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mason & Kitsap Counties School District No. 403 North Mason
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2013
12/01/2035	5.000%	2,025,000	2,036,400
Port of Seattle(b)
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	923,840
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	598,743
07/01/2035	6.750%	1,090,000	1,149,950
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	812,516
01/01/2038	5.000%	2,000,000	1,740,543
Total			26,358,104
West Virginia 0.5%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2043	5.000%	1,750,000	1,680,056
Revenue Bonds
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,772,890
West Virginia University(f)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,748,515
Total			8,201,461
Wisconsin 1.2%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,576,946
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	821,919
07/01/2047	5.000%	1,000,000	976,158

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	23

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,804,972
11/15/2030	5.000%	1,620,000	1,847,087
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	240,700
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	947,286
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2023	5.250%	80,000	80,419
12/15/2027	5.250%	1,510,000	1,607,729
Wisconsin Center District(f)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,416,541
12/15/2034	0.000%	6,665,000	4,080,240
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,017,465
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,535,978
Total			19,953,440
Total Municipal Bonds (Cost $1,657,426,135)			1,641,806,858

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.579%(l)	73,338	73,330
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.537%(l)	74,715	74,715
Total Money Market Funds (Cost $148,052)		148,045
Total Investments in Securities (Cost $1,665,624,187)		1,650,004,903
Other Assets & Liabilities, Net		17,128,852
Net Assets		$1,667,133,755

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to $43,873,068, which represents 2.63% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2023.
(e)	Variable rate security. The interest rate shown was the current rate as of July 31, 2023.
(f)	Zero coupon bond.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2023.
(h)	Represents a security in default.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2023, the total value of these securities amounted to $5,744,426, which represents 0.34% of total net assets.
(j)	Represents a security purchased on a when-issued basis.
(k)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(l)	The rate shown is the seven-day current annualized yield at July 31, 2023.
24	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
HUD	U.S. Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2023	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT167_10_N01_(09/23)